Novartis Collaboration Agreement - Recognized Revenues Under Collaboration Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Novartis [Member] Collaboration agreement [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Novartis [Member] Collaboration agreement [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Novartis [Member] Collaboration agreement [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Product sales									$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759	$ 199,411	$ 203,140	$ 197,537
Collaborative research revenue																				7,793		7,682			7,362	13,921	6,711
Royalty and license revenue																				3,629		5,964			2,550	2,396	4,202
Total revenues	$ 588,548	$ 470,228	$ 471,165	$ 472,711	$ 467,045	$ 451,082	$ 438,651	$ 432,571	$ 2,002,652	$ 1,789,349	$ 1,679,552	$ 158,175	$ 139,123	$ 135,898	$ 143,038	$ 136,694	$ 132,565	$ 138,649	$ 135,419	$ 309,421		$ 576,234	$ 543,327	$ 498,302	$ 209,323	$ 219,457	$ 208,450